Note 1 - Description of the Business and Liquidity (Detail) (USD $)	1 Months Ended					2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended				1 Months Ended
	Jul. 31, 2012	Sep. 30, 2011	Apr. 30, 2011	Nov. 30, 2010	Mar. 31, 2010	Feb. 28, 2012	Dec. 31, 2011	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2013 Subsequent Event [Member] Net [Member]	Jan. 31, 2013 Subsequent Event [Member]
Net Income (Loss) Attributable to Parent									$ (5,707,136)	$ (8,311,411)	$ (9,454,235)
Retained Earnings (Accumulated Deficit)							(59,788,610)		(65,495,746)	(59,788,610)
Net Cash Provided by (Used in) Operating Activities									(7,433,816)	(6,239,595)	(7,707,253)
Proceeds from Issuance of Private Placement (in Dollars)	5,516,495								5,516,495				9,900,000	11,000,000
Proceeds from Issuance or Sale of Equity		1,310,000		3,000,000		3,424,950	1,521,610	4,946,560	3,424,950	2,831,610	3,000,000
Proceeds from Convertible Debt			2,000,000		3,777,142					2,000,000	3,777,142
Cash and Cash Equivalents, at Carrying Value							$ 145,478		$ 1,620,005	$ 145,478	$ 1,577,314	$ 2,569,129